Pay vs Performance Disclosure - USD ($)	2 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 15, 2022	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay for Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table Total for Donald Gayhardt(1) ($)	Summary Compensation Table Total for Douglas Clark(1) ($)	Compensation Actually Paid to Donald Gayhardt(1)(2)(3) ($)	Compensation Actually Paid to Douglas Clark(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on TSR(4)	Net Income ($ Thousands)
2022	4,281,939	3,565,299	(6,086,806)	855,167	1,838,193	(1,645,206)	26.29	(185,484)
2021	5,940,280	—	6,416,077	—	3,083,091	3,877,873	114.44	59,334

(1)
Donald Gayhardt was our PEO for 2021 and through November 15, 2022. Douglas Clark was our PEO for the remainder of 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022
William Baker	William Baker
Peter Kalen	Peter Kalen
Daniel Kirsche

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Donald Gayhardt ($)	Exclusion of Stock Awards for Donald Gayhardt ($)	Inclusion of Equity Values for Donald Gayhardt ($)	Compensation Actually Paid to Donald Gayhardt ($)
2022	4,281,939	(3,333,957)	(7,034,788)	(6,086,806)
2021	5,940,280	(3,520,690)	3,996,487	6,416,077
Year	Summary Compensation Table Total for Douglas Clark ($)	Exclusion of Stock Awards for Douglas Clark ($)	Inclusion of Equity Values for Douglas Clark ($)	Compensation Actually Paid to Douglas Clark ($)
2022	3,565,299	(2,421,890)	(288,242)	855,167
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,838,193	(1,388,218)	(2,095,181)	(1,645,206)
2021	3,083,091	(1,765,504)	2,560,286	3,877,873
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Covered Year for Donald Gayhardt ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Outstanding and Unvested Equity Awards for Donald Gayhardt ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Covered Year for Donald Gayhardt ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year for Donald Gayhardt ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year for Donald Gayhardt ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Donald Gayhardt ($)	Total − Inclusion of Equity Values for Donald Gayhardt ($)
2022	580,229	(3,395,850)	—	(398,036)	(3,821,131)	—	(7,034,788)
2021	3,755,290	163,466	—	77,731	—	—	3,996,487
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Douglas Clark ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Douglas Clark ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Douglas Clark ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Douglas Clark ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Douglas Clark ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Douglas Clark ($)	Total − Inclusion of Equity Values for Douglas Clark ($)
2022	791,533	(717,746)	—	(362,029)	—	—	(288,242)
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total − Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	118,291	(709,310)	—	(335,850)	(1,168,312)	—	(2,095,181)
2021	2,505,663	36,967	—	17,656	—	—	2,560,286

(4)
The TSR set forth in this table assumes $100 was invested in the Company’s common stock for the period starting December 31, 2020 through the end of the listed year in the table. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote [Text Block]
(1)
Donald Gayhardt was our PEO for 2021 and through November 15, 2022. Douglas Clark was our PEO for the remainder of 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022
William Baker	William Baker
Peter Kalen	Peter Kalen
Daniel Kirsche

Peer Group Issuers, Footnote [Text Block]
(4)
The TSR set forth in this table assumes $100 was invested in the Company’s common stock for the period starting December 31, 2020 through the end of the listed year in the table. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Donald Gayhardt ($)	Exclusion of Stock Awards for Donald Gayhardt ($)	Inclusion of Equity Values for Donald Gayhardt ($)	Compensation Actually Paid to Donald Gayhardt ($)
2022	4,281,939	(3,333,957)	(7,034,788)	(6,086,806)
2021	5,940,280	(3,520,690)	3,996,487	6,416,077
Year	Summary Compensation Table Total for Douglas Clark ($)	Exclusion of Stock Awards for Douglas Clark ($)	Inclusion of Equity Values for Douglas Clark ($)	Compensation Actually Paid to Douglas Clark ($)
2022	3,565,299	(2,421,890)	(288,242)	855,167
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Covered Year for Donald Gayhardt ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Outstanding and Unvested Equity Awards for Donald Gayhardt ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Covered Year for Donald Gayhardt ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year for Donald Gayhardt ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year for Donald Gayhardt ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Donald Gayhardt ($)	Total − Inclusion of Equity Values for Donald Gayhardt ($)
2022	580,229	(3,395,850)	—	(398,036)	(3,821,131)	—	(7,034,788)
2021	3,755,290	163,466	—	77,731	—	—	3,996,487
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Douglas Clark ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Douglas Clark ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Douglas Clark ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Douglas Clark ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Douglas Clark ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Douglas Clark ($)	Total − Inclusion of Equity Values for Douglas Clark ($)
2022	791,533	(717,746)	—	(362,029)	—	—	(288,242)

Non-PEO NEO Average Total Compensation Amount			$ 1,838,193	$ 3,083,091
Non-PEO NEO Average Compensation Actually Paid Amount			$ (1,645,206)	3,877,873
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,838,193	(1,388,218)	(2,095,181)	(1,645,206)
2021	3,083,091	(1,765,504)	2,560,286	3,877,873
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total − Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	118,291	(709,310)	—	(335,850)	(1,168,312)	—	(2,095,181)
2021	2,505,663	36,967	—	17,656	—	—	2,560,286

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount			$ 26.29	114.44
Net Income (Loss)			(185,484,000)	59,334,000
PEO Name	Douglas Clark	Donald Gayhardt
Donald Gayhardt [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			4,281,939	5,940,280
PEO Actually Paid Compensation Amount			(6,086,806)	6,416,077
Donald Gayhardt [Member] | Equity Awards Adjustments Of Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,333,957)	(3,520,690)
Donald Gayhardt [Member] | Equity Awards Adjustments Of Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,034,788)	3,996,487
Donald Gayhardt [Member] | Equity Awards Adjustments Of Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Covered [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			580,229	3,755,290
Donald Gayhardt [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,395,850)	163,466
Donald Gayhardt [Member] | Equity Awards Adjustments Of Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(398,036)	77,731
Donald Gayhardt [Member] | Equity Awards Adjustments Of Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,821,131)
Douglas Clark [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			3,565,299
PEO Actually Paid Compensation Amount			855,167
Douglas Clark [Member] | Equity Awards Adjustments Of Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,421,890)
Douglas Clark [Member] | Equity Awards Adjustments Of Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(288,242)
Douglas Clark [Member] | Equity Awards Adjustments Of Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Covered [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			791,533
Douglas Clark [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(717,746)
Douglas Clark [Member] | Equity Awards Adjustments Of Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(362,029)
Non-PEO NEO [Member] | Equity Awards Adjustments Of Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,388,218)	(1,765,504)
Non-PEO NEO [Member] | Equity Awards Adjustments Of Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,095,181)	2,560,286
Non-PEO NEO [Member] | Equity Awards Adjustments Of Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Covered [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			118,291	2,505,663
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(709,310)	36,967
Non-PEO NEO [Member] | Equity Awards Adjustments Of Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(335,850)	$ 17,656
Non-PEO NEO [Member] | Equity Awards Adjustments Of Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,168,312)